Other income (Tables)	6 Months Ended
Jun. 30, 2024
Other Income
Schedule of other income

	For six months ended June 30,
	2023	2024	2024
	S$	S$	US$

Management fees	-	-	-
Government grant	7,090	44,557	32,879
Miscellaneous Revenue	135,362	15,360	11,334
Exchange gain	6,990	-	-
Unrealized gain	38,932	-	-
Others	27,150	15,482	11,424
	215,524	75,399	55,637